CONSOLIDATED FINANCIAL STATEMENTS DETAILS	12 Months Ended
Dec. 31, 2014
CONSOLIDATED FINANCIAL STATEMENTS DETAILS
CONSOLIDATED FINANCIAL STATEMENTS DETAILS

5. CONSOLIDATED FINANCIAL STATEMENTS DETAILS

Cash and Cash Equivalents, Restricted Cash

        Cash and cash equivalents as of December 31, 2013 and 2014 consisted of the following:

	2013	2014	2014
	RUR	RUR	$
Cash	2,293	3,617	64.2
Cash equivalents:
Bank deposits	16,730	9,775	173.8
Investments in money market funds	14,371	4,253	75.6

Total cash and cash equivalents	33,394	17,645	313.6

        Non-current restricted cash as of December 31, 2013 consisted of the cash reserved in a special escrow account before lapse of the claim period for warranties received in relation to the acquisition of KinoPoisk (Note 4). Non-current restricted cash as of December 31, 2014 consisted of the cash reserved in a special escrow account before lapse of the claim period for warranties received in relation to the acquisitions of Auto.ru (Note 4) in the amount of RUR 788 ($14.0) and Kitlocate (Note 4) in the amount of RUR 119 ($ 2.1) and other restricted cash of RUR 25 ($0.5).

Accounts Receivable, Net

        Accounts receivable as of December 31, 2013 and 2014 consisted of the following:

	2013	2014	2014
	RUR	RUR	$
Trade receivables	2,858	3,835	68.1
Allowance for doubtful accounts	(73)	(132)	(2.3)

Total accounts receivable, net	2,785	3,703	65.8

        Movements in the allowance for doubtful accounts are as follows:

	2012	2013	2014	2014
	RUR	RUR	RUR	$
Balance at the beginning of the period	89	75	73	1.3
Charges to expenses	17	21	75	1.3
Utilization	(31)	(23)	(16)	(0.3)

Balance at the end of the period	75	73	132	2.3

Other Current Assets

        Other current assets as of December 31, 2013 and 2014 consisted of the following:

	2013	2014	2014
	RUR	RUR	$
Interest receivable	423	1,811	32.2
VAT reclaimable	704	866	15.4
Restricted cash	—	565	10.0
Loans to employees	—	205	3.6
Other	205	289	5.2

Total other current assets	1,332	3,736	66.4

        Restricted cash as of December 31, 2014 consisted of the cash reserved in a special escrow account before lapse of the claim period for warranties received in relation to the acquisition of KinoPoisk and Kitlocate Ltd. to be released to the founders in 2015 in the amount of RUR 169 ($3.0) and RUR 92 ($1.6), respectively (Note 4) and other cash restricted on guarantee and pledge accounts for RUR 304 ($5.4).

Other Non-current Assets

        Other non-current assets as of December 31, 2013 and 2014 consisted of the following:

	2013	2014	2014
	RUR	RUR	$
Interest receivable	728	332	5.9
Loans to employees	447	563	10.0
Loans granted	246	430	7.6
VAT reclaimable	116	278	4.9
Other receivables	4	2	0.1

Total other non-current assets	1,541	1,605	28.5

Investments in Debt Securities

        Investments in debt securities as of December 31, 2013 and 2014 consisted of the following:

	2013	2014	2014
	RUR	RUR	$
Russian government bonds	—	567	10.1
Russian corporate bonds	—	2,557	45.4

Total investments in debt securities	—	3,124	55.5

Investments in Equity Securities

        Investments in non-marketable equity securities as of December 31, 2013 and 2014 consisted of the following:

	2013	2014	2014
	RUR	RUR	$
Yandex.Money (Note 4)	583	631	11.2
Seismotech LLC (Note 4)	36	36	0.6
Blekko Inc	605	—	—
Other	26	204	3.7

Total investments in non-marketable equity securities	1,250	871	15.5

        The Company exercises significant influence over Seismotech and Yandex.Money with 25% ownership interest in each of these entities and accordingly accounts for these investments under the equity method. The Company records its share of the results of these investees in the amount of loss of RUR 6 and income of RUR 48 ($0.8) for the years ended December 31, 2013 and 2014, respectively, within the other income, net line on the consolidated statements of income.

        The Company does not exercise significant influence over Blekko and accordingly accounts for this investment under the cost method. In the year ended December 31, 2014, the Company identified certain adverse external and internal events indicating that the decline in fair value of its investment in Blekko Inc. is now other-than-temporary and recorded an impairment charge of RUR 700 ($12.4) within the other income, net line on the consolidated statements of income.

        Marketable securities of RUR 87 as of December 31, 2013 were comprised of shares of Facebook received in connection with the sale of Face.com (Note 4). The securities were sold during 2014, and as such a balance of nil is recorded as of December 31, 2014.

Accounts Payable and Accrued Liabilities

        Accounts payable and accrued liabilities as of December 31, 2013 and 2014 comprise the following:

	2013	2014	2014
	RUR	RUR	$
Trade accounts payable and accrued liabilities	3,298	4,449	79.1
Salary and other compensation expenses payable/accrued to employees	412	604	10.7

Total accounts payable and accrued liabilities	3,710	5,053	89.8

Reclassifications Out of Accumulated Other Comprehensive Income

        Reclassifications of losses out of accumulated other comprehensive income for the years ended December 31, 2012, 2013 and 2014 were as follows:

	Location	2012	2013	2014
		RUR	RUR	RUR	$
Foreign Currency Translation Adjustments, net of tax of nil	Other income, net	—	54	—	—

        For the year ended December 31, 2013, the reclassification resulted from the sale of a 75% less one ruble interest in the charter capital of Yandex.Money (Note 4).